Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash Flow Statement [Abstract]
Summary of Cash Generated From Operations	Cash generated from operations for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	(In millions of Korean won)
Profit for the year	₩ 83,058	₩ 65,880	₩ 62,556
Depreciation expense	5,145	4,570	3,783
Amortization expense	1,917	1,748	1,137
Bad debt expenses	701	933	713
Unrealized foreign currency loss	1,311	211	682
Interest expense	127	115	186
Loss on disposal of property and equipment	—	57	—
Impairment loss on intangible assets	293	281	115
Impairment loss on other non-current assets	177	1,087	1,456
Post-employment benefit expense (Reversal of allowance for retirement benefit)	66	23	62
Income tax expense	26,824	33,421	25,455
Unrealized foreign currency gain	(689)	(134)	(321)
Interest income	(4,501)	(1,383)	(1,088)
Gain on disposal of property and equipment	(15)	(7)	—
Reversal of allowance for doubtful accounts	—	(132)	(50)
Others	6	(214)	—
Change in accounts receivable	(38,199)	5,530	(29,116)
Change in other receivables	899	(1,082)	60
Change in prepaid expenses	(104)	(3,296)	(2,134)
Change in prepayment	(1,641)	2,165	(2,755)
Change in other current assets	34	243	622
Change in other non-current assets	218	144	2,255
Change in accounts payable	43,900	(8,512)	15,510
Change in deferred revenue	4,915	1,185	3,332
Change in withholdings	(631)	686	1,218
Change in accrued expenses	547	118	181
Change in other current liabilities	301	34	(1,256)
Change in other non-current liabilities	15	(99)	(868)
Total	₩ 124,674	₩ 103,572	₩ 81,735

Summary of Significant Non-cash Transactions	Significant non-cash transactions for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	(In millions of Korean won)
Reclassification of prepayment to intangible assets	₩ 64	₩ 219	₩ 72
Increase of accounts payable relating to the acquisition of software	609	667	1,144
Acquisitions of right-of-use assets	1,209	6,055	3,784

Summary of Changes in Liabilities Arising From Financing Activities	Changes in liabilities arising from financing activities for the year ended December 31, 2022 and 2021 are as follows:

	2022	2021
	(In millions of Korean won)
Beginning of the year	₩ 8,730	₩ 5,900
Cash flows used in financing activities – Payment of lease liabilities	(3,918)	(3,648)
Cash flows from operating activities – Interest paid	(122)	(111)
Non-cash transactions
Acquisitions – leases	1,209	6,055
Interest expense	122	111
Others	(124)	—
Translation difference	66	423
Ending of the year	₩ 5,963	₩ 8,730